Ordinary and Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2012
Company's Authorized, Issued And Outstanding Ordinary Shares

The Company’s authorized, issued and outstanding ordinary shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Class A shares (“Class A shares”)	50,437,500	16,200,000	16,200,000	$212
Class B1 shares (“Class B1 shares”)	37,828,125	9,316,224	9,316,224	125
Class B2 shares (“Class B2 shares”)	12,609,375	3,283,776	3,283,776	44
Class C shares (“Class C shares”)	11,250,000	—	—	—
Class E shares (“Class E shares”)	50,437,500	7,200,000	7,200,000	95
Ordinary shares	50,437,500	—	—	—

Total	213,000,000	36,000,000	36,000,000	$476

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Par value
Ordinary shares	120,000,000	54,385,951	54,019,154	$722

Total	120,000,000	54,385,951	54,019,154	$722

Company's Authorized, Issued and Outstanding Preferred Shares

The Company’s authorized, issued and outstanding preferred shares consist of the following:

	December 31, 2011
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Class D preferred shares	12,000,000	12,000,000	12,000,000	$191,954

Total	12,000,000	12,000,000	12,000,000	$191,954

	December 31, 2012
	Shares Authorized	Shares Issued	Shares Outstanding	Carrying value
Preferred shares	120,000,000	—	—	$—

Total	120,000,000	—	—	$—